SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2022 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.2%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2024	$2,500,000	$ 2,549,030
	Apple Valley Public Financing Authority (Insured: BAM), Series A, 4.00% due 6/1/2028	460,000	489,350
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	4,705,000	4,700,728
[a]	Series E, 4.07% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	3,500,000	3,476,056
[a]	Series G, 2.00% due 4/1/2053 (put 4/1/2024)	1,500,000	1,482,283
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM), Series A, 5.00% due 9/2/2023	2,685,000	2,717,177
	California (Children’s Hospital Los Angeles Obligated Group) HFFA, Series A, 5.00% due 8/15/2030	2,640,000	2,759,412
	California (Children’s Hospital of Orange County Obligated Group) HFFA, 5.00% due 11/1/2028	300,000	335,585
	California (Kaiser Permanente) HFFA, Series A-1, 5.00% due 11/1/2027	3,000,000	3,317,781
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, 5.00% due 10/1/2039 (put 10/1/2027)	300,000	325,648
	California (St. Joseph Health System) HFFA, Series A, 5.00% due 7/1/2024	1,000,000	1,007,911
	California (Stanford Health Care Obligated Group) HFFA,
[a]	3.00% due 8/15/2054 (put 8/15/2025)	3,000,000	2,993,964
	Series A, 5.00% due 11/15/2030	1,500,000	1,653,025
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a,b]	5.00% due 12/1/2053 (put 8/1/2029)	500,000	521,106
[a]	Series A, 4.00% due 10/1/2052 (put 12/1/2027)	2,440,000	2,452,593
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series A-1, 4.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,035,215
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	5,500,000	5,428,467
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	3,250,000	3,282,373
	California Infrastructure & Economic Development Bank (The Scripps Research Institute), 5.00% due 7/1/2024 - 7/1/2027	715,000	758,007
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure) ETM, 5.00% due 10/1/2023	125,000	126,958
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2023 - 10/1/2027	2,240,000	2,323,006
	California Municipal Finance Authority (Biola University, Inc.), 5.00% due 10/1/2030	1,000,000	1,064,378
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM), 5.00% due 5/15/2028	5,005,000	5,414,724
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond),
[c]	4.00% due 5/15/2032	600,000	616,741
	5.00% due 5/15/2024 - 5/15/2028	1,150,000	1,219,506
	California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group),
	2.75% due 11/15/2027	520,000	479,623
	Series B-2, 2.125% due 11/15/2026	615,000	562,415
	California Municipal Finance Authority (Palomar Health Obligated Group; Insured: AGM) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	539,009
[a]	California Municipal Finance Authority (Republic Services, Inc.) AMT, Series A, 3.875% due 7/1/2041 (put 4/3/2023)	4,500,000	4,500,000
[a]	California Municipal Finance Authority (Waste Management of California, Inc.; Guaranty: Waste Management Holdings) AMT, 3.50% due 10/1/2045 (put 3/1/2023)	2,500,000	2,497,062
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.125% due 10/1/2041 (put 10/1/2025)	750,000	755,623
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	2,000,000	1,983,122
	California Pollution Control Financing Authority (Republic Services, Inc.) AMT,
[a,d]	Series A, 4.10% due 8/1/2023 (put 2/1/2023)	3,000,000	3,000,000
[a,d]	Series A2, 3.875% due 11/1/2042 (put 1/17/2023)	3,000,000	3,000,000
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 2.50% due 7/1/2031 - 11/1/2038 (put 5/1/2024)	3,125,000	3,059,534
	California State Public Works Board (Correctional and Rehabilitation Facilities), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,180,000	7,359,145
	California State Public Works Board (Judicial Council Projects), Series A, 5.00% due 3/1/2023 - 3/1/2024	2,400,000	2,407,685
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	7,122,582
[a]	California Statewide Communities Development Authority (Adventist Health System/West Obligated Group), Series A, 5.00% due 3/1/2037 (put 3/1/2027)	1,775,000	1,886,745
	California Statewide Communities Development Authority (CHF-Irvine LLC),
	5.00% due 5/15/2024 - 5/15/2027	2,000,000	2,026,940
	Series A, 5.00% due 5/15/2027	500,000	517,406
	California Statewide Communities Development Authority (CHF-Irvine LLC; Insured: BAM), 5.00% due 5/15/2032	2,420,000	2,748,643
	California Statewide Communities Development Authority (Cottage Health System), 5.00% due 11/1/2025 (pre-refunded 11/1/2024)	135,000	140,636
	California Statewide Communities Development Authority (Cottage Health System) ETM, 5.00% due 11/1/2023 - 11/1/2024	350,000	360,051
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	2,800,000	3,178,154
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2024 - 1/1/2030	635,000	650,969
[a]	California Statewide Communities Development Authority (Southern California Edison Co.), 2.625% due 11/1/2033 (put 12/1/2023)	4,895,000	4,837,048
	California Statewide Communities Development Authority (Southern California Edison Co.) (Green Bond), 1.75% due 9/1/2029	2,000,000	1,659,556
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	2,145,000	1,906,240
	Carson Redevelopment Successor Agency (Redevelopment Project Area No 1; Insured: AGM), Series A, 5.00% due 10/1/2026	500,000	518,245
	Chino Basin Regional Financing Authority, Series B, 4.00% due 11/1/2025	370,000	383,125
	Chino Basin Regional Financing Authority (Subordinate-Inland Empire), Series A, 5.00% due 6/1/2028	425,000	471,453
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2024	900,000	925,359
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	1,764,200

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2022 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2026 - 5/1/2027	$3,500,000	$ 3,785,708
	City of Chula Vista Redevelopment Successor Agency (Insured: AGM), 5.00% due 10/1/2032	1,070,000	1,154,239
	City of Clovis (Water System Facilities; Insured: BAM), 5.00% due 3/1/2023	1,000,000	1,002,817
	City of Colton Redevelopment Successor Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2023 - 8/1/2025	1,875,000	1,937,124
	City of Los Angeles, 4.00% due 6/29/2023	5,000,000	5,019,240
	City of Los Angeles Department of Airports AMT,
	5.00% due 5/15/2030	1,100,000	1,153,527
	Series B, 5.00% due 5/15/2032	3,500,000	3,771,582
	Series C, 5.00% due 5/15/2031	400,000	425,493
	Series D, 5.00% due 5/15/2029	4,000,000	4,336,744
	City of Manteca (Water Supply System), 5.00% due 7/1/2023	650,000	650,989
	City of Menlo Park Community Development Successor Agency (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2025	1,015,000	1,074,393
	City of Norco (Community Facilities District No 2001-1), 5.00% due 9/1/2025	1,000,000	1,049,681
	City of Palmdale Community Redevelopment Successor Agency (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,000,000	1,065,815
	City of Rialto Redevelopment Agency (Merged Project Area; Insured: BAM),
	Series A,
	4.00% due 9/1/2025	250,000	254,032
	5.00% due 9/1/2023 - 9/1/2024	1,050,000	1,072,337
	City of San Diego Redevelopment Successor Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2026	1,500,000	1,585,719
	City of San Jose Financing Authority (Civic Center Project), Series A, 5.00% due 6/1/2024 (pre-refunded 6/1/2023)	750,000	756,390
	City of San Jose Financing Authority (Civic Center Project) ETM, Series A, 5.00% due 6/1/2023	1,000,000	1,008,181
	City of San Mateo (San Mateo Community Facilities District No 2008-1; Insured: BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,268,512
	City of Santee CDC Successor Agency (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	580,056
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	2,000,000	2,130,898
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,184,188
	Commerce CDC Successor Agency (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027 - 8/1/2030	3,315,000	3,571,751
	County of Los Angeles, 4.00% due 6/30/2023	8,000,000	8,036,480
	County of Riverside,
	5.00% due 6/30/2023	4,000,000	4,033,792
	Series A, 3.70% due 10/19/2023	1,000,000	1,004,023
	County of Sacramento CA Airport System Revenue AMT, Series C, 5.00% due 7/1/2027	1,925,000	2,045,661
	County of San Joaquin CA (Insured: AGM) COP, 5.00% due 11/15/2027	300,000	330,847
	Desert Hot Springs Public Financing Authority (Desert Hot Springs), Series A, 4.00% due 3/1/2027 - 3/1/2032	355,000	373,708
	Dinuba (CAP APPREC; Insured: AGM) USD GO, Zero Coupon due 8/1/2030	460,000	353,227
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,570,118
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1), 5.00% due 9/1/2025	750,000	784,331
	Emeryville Redevelopment Successor Agency (Emeryville and Shellmound Park Projects; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	6,320,000	6,472,058
	Foothill-Eastern Transportation Corridor Agency ETM, Series A, Zero Coupon due 1/1/2023	1,000,000	1,000,000
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,301,564
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2023 - 7/1/2027	2,085,000	2,127,767
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, 5.00% due 6/1/2024 - 6/1/2025	2,180,000	2,260,404
	Indian Wells Redevelopment Agency Successor Agency (Insured: Natl-Re), 5.00% due 9/1/2029	500,000	535,604
	Indio Finance Authority (Insured: BAM), Series A, 5.00% due 11/1/2028 - 11/1/2032	1,815,000	2,041,219
	La Quinta Redevelopment Successor Agency (Redevelopment Project Areas No. 1 and 2) ETM, Series A, 5.00% due 9/1/2023	1,500,000	1,515,267
	Lammersville Joint USD (Insured: BAM), 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,666,562
	Lodi Public Financing Authority (Lodi Electric System Revenue; Insured: AGM), 5.00% due 9/1/2031	1,405,000	1,556,573
	Long Beach Bond Finance Authority (Guaranty: Merrill Lynch & Co), Series A, 5.00% due 11/15/2024	5,000,000	5,133,990
	Long Beach Community College District (Insured: Natl-Re) GO, Series D, Zero Coupon due 5/1/2023	1,000,000	990,630
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,031,590
	Series D, 5.00% due 7/1/2024	3,000,000	3,100,095
	Los Angeles County Redevelopment Refunding Authority Successor Agency (Bunker Hill Project), Series C, 5.00% due 6/1/2023 - 6/1/2024	1,500,000	1,522,169
	Los Angeles County Sanitation Districts Financing Authority (Green Bond), Series A, 5.00% due 10/1/2032	625,000	760,650
	Los Angeles Department of Water & Power Water System Revenue, Series A, 5.00% due 7/1/2027	1,565,000	1,729,040
	Los Angeles Department of Water & Power Water System Revenue (Power System Capital Improvements), Series A, 5.00% due 7/1/2026	300,000	321,163
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	4,600,000	4,754,086
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,011,564
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD, Series F, 5.00% due 9/1/2023	500,000	505,986
	Milpitas Redevelopment Successor Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,430,155
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,513,136
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,095,324
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2029 - 3/1/2031	1,545,000	1,693,097
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	7,000,000	7,003,675
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2023 - 8/1/2025	2,000,000	2,081,006

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2022 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Peralta Community College District GO,
	5.00% due 8/1/2031 - 8/1/2033	$2,065,000	$ 2,412,672
	Series A, 5.00% due 8/1/2025	585,000	617,909
	Pittsburg Redevelopment Successor Agency (Insured: AGM), Series A, 5.00% due 9/1/2024	2,200,000	2,264,783
	Pomona Public Financing Authority (Facilities Improvements; Insured: AGM), Series BC, 4.00% due 6/1/2024 - 6/1/2026	725,000	739,062
	Poway Redevelopment Successor Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	4,914,941
	Rancho Cucamonga Redevelopment Project Successor Agency (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,000,000	3,075,121
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	1,824,314
	Richmond County Redevelopment Successor Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	850,000	867,125
	Ripon Redevelopment Successor Agency (Insured: BAM), 4.00% due 11/1/2030	500,000	544,033
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,061,993
	Riverside County Redevelopment Successor Agency (Insured: BAM), 5.00% due 10/1/2030	750,000	795,005
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2024 - 9/1/2025	1,030,000	1,069,371
	Riverside Redevelopment Successor Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2023 - 9/1/2024	2,985,000	3,049,957
	Rosemead CDC Successor Agency (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2023 - 10/1/2026	2,220,000	2,334,699
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2023 - 3/1/2025	3,755,000	3,826,530
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District),
	5.00% due 12/1/2032	575,000	693,000
	Series A, 5.00% due 12/1/2031	1,250,000	1,490,697
	Salinas Valley Solid Waste Authority (Insured: AGM) AMT ETM, Series A, 5.00% due 8/1/2023	1,530,000	1,544,379
	San Diego (Educational System Capital Projects) USD GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	8,116,120
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2030 - 7/1/2033	830,000	937,091
	San Diego County Regional Airport Authority AMT, 5.00% due 7/1/2031 - 7/1/2033	1,530,000	1,672,924
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2032	3,000,000	3,317,826
	San Francisco City & County Airports Commission (San Francisco International Airport), Series A, 5.00% due 5/1/2026	5,000,000	5,344,975
	San Francisco City & County Airports Commission (San Francisco International Airport) AMT, Series H, 5.00% due 5/1/2028	500,000	538,138
	San Joaquin Hills Transportation Corridor Agency, Series A, 5.00% due 1/15/2030	750,000	840,417
	San Mateo County Joint Powers Financing Authority (Maple Street Correctional Center), 5.00% due 6/15/2023	585,000	590,427
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	7,131,422
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,125,421
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2023 - 12/1/2027	2,840,000	2,996,805
	South Placer Wastewater Authority (Roseville), 5.00% due 11/1/2030	500,000	586,776
	Southwestern Community College District GO, Series B, 4.00% due 8/1/2024	390,000	398,168
	Stockton Public Financing Authority (Stockton Water Revenue; Green Bond; Insured: BAM), Series A, 5.00% due 10/1/2023 - 10/1/2027	2,630,000	2,789,906
	Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2023 - 9/1/2025	900,000	924,740
	Temecula Valley Financing Authority (Insured: BAM) USD, 5.00% due 9/1/2027	2,220,000	2,312,094
	Trustees of the California State University (Educational Facilities Improvements), Series A, 5.00% due 11/1/2026	1,000,000	1,079,140
	Tulare Public Financing Authority (Insured: BAM), 5.00% due 4/1/2023 - 4/1/2028	1,410,000	1,481,372
[a]	University of California, Series AK, 5.00% due 5/15/2048 (put 5/15/2023)	1,250,000	1,259,355
	Vallejo City (Insured: BAM) USD GO, 5.00% due 8/1/2032	460,000	530,011
	Ventura County Public Financing Authority (Office Building Purchase and Improvements), Series B, 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,588,016
	Vista Redevelopment Successor Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2023	400,000	405,132
	West Contra Costa (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2028	160,000	134,218
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.2% (Cost $322,476,704)		$320,043,656
	SHORT-TERM MUNICIPAL BONDS — 1.7%
[a]	California Statewide Communities Development Authority (Rady Children’s Hospital Obligated Group; LOC U.S. BANK N.A.), Series A, 2.70% due 8/15/2047 (put 1/3/2023)	2,000,000	2,000,000
[a,d]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.), Series DBE-8087, 4.06% due 10/1/2058 (put 1/9/2023)	3,700,000	3,700,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 1.7% (Cost $5,700,000)		$5,700,000
	Total Investments — 98.9% (Cost $328,176,704)		$325,743,656
	Other Assets Less Liabilities — 1.1%		3,656,944
	Net Assets — 100.0%		$329,400,600

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2022 (Unaudited)

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
b	When-issued security.
c	Segregated as collateral for a when-issued security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $9,700,000, representing 2.94% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
HFFA	Health Facilities Financing Authority
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.